VESSEL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vessels And Equipment Net [Abstract]
Cost	$ 86,716	$ 86,716
Accumulated depreciation	(43,270)	(40,404)
Net	43,446	46,312
Depreciation expense	$ 2,866	$ 2,866	$ 2,866